Statements of Stockholders' Deficit - Scienture Inc [Member] - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Deficit [Member]
Balance at Dec. 31, 2021	$ 240	$ 485	$ 6,111,783	$ (5,439,589)	$ 672,919
Balance, shares at Dec. 31, 2021	2,400,000	4,850,000
Common stock issued for services		$ 15	145,485		145,500
Common stock issued for services, shares		150,000
Stock-based compensation expenses			68,087		68,087
Net loss				(3,708,378)	(3,708,378)
Balance, shares at Dec. 31, 2022	2,400,000	5,000,000
Balance at Dec. 31, 2022	$ 240	$ 500	6,325,355	(9,147,967)	(2,821,872)
Stock-based compensation expenses			39,724		39,724
Net loss				(471,570)	(471,570)
Balance at Jun. 30, 2023	240	500	6,365,079	(9,619,537)	(3,253,718)
Balance at Dec. 31, 2022	$ 240	$ 500	6,325,355	(9,147,967)	(2,821,872)
Balance, shares at Dec. 31, 2022	2,400,000	5,000,000
Stock-based compensation expenses			79,449		79,449
Net loss				(2,240,989)	(2,240,989)
Warrants issued in connection with long-term convertible debt			444,260		444,260
Balance, shares at Dec. 31, 2023	2,400,000	5,000,000
Balance at Dec. 31, 2023	$ 240	$ 500	6,849,064	(11,388,956)	(4,539,152)
Stock-based compensation expenses			44,837		44,837
Net loss				(4,435,814)	(4,435,814)
Conversion of notes into preferred stock	$ 97		3,941,356		3,941,453
Conversion of notes into preferred stock, shares	965,657
Balance, shares at Jun. 30, 2024	3,365,657	5,000,000
Balance at Jun. 30, 2024	$ 337	$ 500	$ 10,835,257	$ (15,824,770)	$ (4,988,676)